Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	MATTHEWS INTERNATIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000923184
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2011
MATTHEWS ASIA STRATEGIC INCOME FUND (Prospectus Summary) | MATTHEWS ASIA STRATEGIC INCOME FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAINX
MATTHEWS ASIA STRATEGIC INCOME FUND (Prospectus Summary) | MATTHEWS ASIA STRATEGIC INCOME FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINCX